Quarterly Holdings Report
for
Fidelity® Dividend ETF For Rising Rates
April 30, 2021
T19-QTLY-0621
1.9880054.104

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
COMMUNICATION SERVICES – 10.3%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	156,486	$ 4,915,225
Lumen Technologies, Inc.	205,659	2,638,605
Verizon Communications, Inc.	86,002	4,970,056
		12,523,886
Entertainment – 0.7%
Activision Blizzard, Inc.	32,737	2,985,287
Media – 6.7%
Cable One, Inc.	1,181	2,113,990
Comcast Corp. Class A	94,243	5,291,744
Fox Corp. Class A	81,002	3,031,095
News Corp. Class A	121,764	3,189,608
Nexstar Media Group, Inc. Class A	19,099	2,815,384
Omnicom Group, Inc.	38,073	3,131,885
Sirius XM Holdings, Inc. (a)	384,391	2,344,785
The Interpublic Group of Cos., Inc.	94,326	2,994,850
The New York Times Co. Class A	46,460	2,109,749
ViacomCBS, Inc. Class B	49,970	2,049,769
		29,072,859
TOTAL COMMUNICATION SERVICES		44,582,032
CONSUMER DISCRETIONARY – 13.0%
Automobiles – 0.9%
Ford Motor Co. (b)	328,535	3,791,294
Distributors – 1.0%
Genuine Parts Co.	34,220	4,276,473
Hotels, Restaurants & Leisure – 2.4%
McDonald's Corp.	23,306	5,502,080
Starbucks Corp.	44,283	5,069,961
		10,572,041
Household Durables – 1.7%
Leggett & Platt, Inc.	77,266	3,837,802
Newell Brands, Inc.	128,030	3,451,689
		7,289,491
Multiline Retail – 1.1%
Target Corp.	22,644	4,693,196
Specialty Retail – 2.9%
Lowe's Cos., Inc.	26,655	5,231,044
The Home Depot, Inc.	23,099	7,476,453
		12,707,497
Textiles, Apparel & Luxury Goods – 3.0%
Hanesbrands, Inc.	213,863	4,503,955
NIKE, Inc. Class B	36,501	4,840,763
VF Corp.	44,073	3,863,439
		13,208,157
TOTAL CONSUMER DISCRETIONARY		56,538,149
CONSUMER STAPLES – 5.4%
Beverages – 1.9%
PepsiCo, Inc.	27,480	3,961,517

	Shares	Value

The Coca-Cola Co.	77,831	$ 4,201,317
		8,162,834
Household Products – 1.2%
The Procter & Gamble Co.	39,977	5,333,731
Tobacco – 2.3%
Altria Group, Inc.	62,031	2,961,980
British American Tobacco PLC	48,443	1,798,866
Japan Tobacco, Inc.	87,600	1,638,117
Philip Morris International, Inc.	38,624	3,669,280
		10,068,243
TOTAL CONSUMER STAPLES		23,564,808
ENERGY – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
Chevron Corp.	29,718	3,063,034
Exxon Mobil Corp.	62,241	3,562,675
ONEOK, Inc.	24,383	1,276,206
The Williams Cos., Inc.	51,016	1,242,750
Valero Energy Corp.	18,232	1,348,439
TOTAL ENERGY		10,493,104
FINANCIALS – 11.7%
Banks – 8.5%
Bank of America Corp.	162,119	6,570,683
Citigroup, Inc.	64,287	4,579,806
JPMorgan Chase & Co.	51,324	7,894,144
The PNC Financial Services Group, Inc.	21,446	4,009,330
Truist Financial Corp.	64,403	3,819,742
US Bancorp	72,154	4,282,340
Wells Fargo & Co.	125,028	5,632,511
		36,788,556
Insurance – 1.7%
MetLife, Inc.	60,471	3,847,770
Prudential Financial, Inc.	35,878	3,600,716
		7,448,486
Mortgage Real Estate Investment Trusts (REITs) – 1.5%
AGNC Investment Corp.	165,263	2,963,166
Starwood Property Trust, Inc.	135,265	3,492,542
		6,455,708
TOTAL FINANCIALS		50,692,750
HEALTH CARE – 13.1%
Biotechnology – 3.0%
AbbVie, Inc.	64,558	7,198,217
Gilead Sciences, Inc.	89,330	5,669,775
		12,867,992
Health Care Providers & Services – 2.2%
UnitedHealth Group, Inc.	24,562	9,795,325
Pharmaceuticals – 7.9%
Bayer AG	79,436	5,146,539
GlaxoSmithKline PLC	279,728	5,188,238

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Johnson & Johnson	58,456	$ 9,512,545
Merck & Co., Inc.	90,407	6,735,322
Pfizer, Inc.	199,655	7,716,666
		34,299,310
TOTAL HEALTH CARE		56,962,627
INDUSTRIALS – 8.7%
Aerospace & Defense – 2.0%
General Dynamics Corp.	9,882	1,879,853
Lockheed Martin Corp.	5,997	2,282,218
Northrop Grumman Corp.	5,392	1,911,141
Raytheon Technologies Corp.	32,131	2,674,584
		8,747,796
Air Freight & Logistics – 0.7%
United Parcel Service, Inc. Class B	14,670	2,990,626
Construction & Engineering – 0.3%
ACS Actividades de Construccion y Servicios S.A.	35,855	1,170,991
Electrical Equipment – 0.9%
Eaton Corp. PLC	13,710	1,959,570
Emerson Electric Co.	19,911	1,801,747
		3,761,317
Industrial Conglomerates – 2.4%
3M Co.	12,571	2,478,247
CK Hutchison Holdings Ltd.	164,500	1,349,151
General Electric Co.	194,088	2,546,434
Honeywell International, Inc.	13,096	2,920,932
Jardine Matheson Holdings Ltd.	18,828	1,265,995
		10,560,759
Machinery – 1.8%
Caterpillar, Inc.	11,651	2,657,710
Cummins, Inc.	6,377	1,607,259
Illinois Tool Works, Inc.	8,804	2,028,970
PACCAR, Inc.	15,546	1,397,274
		7,691,213
Road & Rail – 0.6%
Union Pacific Corp.	12,739	2,829,205
TOTAL INDUSTRIALS		37,751,907
INFORMATION TECHNOLOGY – 26.8%
Communications Equipment – 1.5%
Cisco Systems, Inc.	129,045	6,569,681
IT Services – 6.2%
International Business Machines Corp.	41,836	5,935,692
Mastercard, Inc. Class A	20,904	7,986,582
The Western Union Co.	174,377	4,491,951
Visa, Inc. Class A	37,126	8,671,149
		27,085,374

	Shares	Value

Semiconductors & Semiconductor Equipment – 5.3%
Broadcom, Inc.	12,572	$ 5,735,346
Intel Corp.	110,177	6,338,483
QUALCOMM, Inc.	35,723	4,958,352
Texas Instruments, Inc.	32,582	5,881,377
		22,913,558
Software – 6.5%
Microsoft Corp.	95,832	24,166,914
NortonLifelock, Inc.	183,156	3,958,001
		28,124,915
Technology Hardware, Storage & Peripherals – 7.3%
Apple, Inc.	197,767	25,998,450
HP, Inc.	167,589	5,716,461
		31,714,911
TOTAL INFORMATION TECHNOLOGY		116,408,439
MATERIALS – 2.5%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	5,489	1,583,467
Clariant AG (b)	41,109	861,574
Dow, Inc.	23,649	1,478,062
Linde PLC (b)	9,032	2,581,707
LyondellBasell Industries N.V. Class A	12,500	1,296,750
		7,801,560
Containers & Packaging – 0.5%
Amcor PLC	96,097	1,129,140
International Paper Co.	21,434	1,243,172
		2,372,312
Metals & Mining – 0.2%
Fortescue Metals Group Ltd.	50,743	885,447
TOTAL MATERIALS		11,059,319
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 3.1%
American Tower Corp.	7,222	1,839,949
Crown Castle International Corp.	8,185	1,547,456
Iron Mountain, Inc.	21,362	857,044
Omega Healthcare Investors, Inc.	18,416	699,808
Prologis, Inc.	13,397	1,561,152
Public Storage	4,141	1,164,284
Simon Property Group, Inc.	9,788	1,191,591
Ventas, Inc.	16,396	909,322
VEREIT, Inc.	18,423	881,356
Vornado Realty Trust	17,462	798,887
Welltower, Inc.	13,943	1,046,143
WP Carey, Inc.	10,553	790,314
TOTAL REAL ESTATE		13,287,306
UTILITIES – 2.4%
Electric Utilities – 2.0%
Duke Energy Corp.	17,640	1,776,172
Exelon Corp.	32,028	1,439,338
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
UTILITIES – continued
Electric Utilities – continued
NextEra Energy, Inc.	32,030	$ 2,482,645
PPL Corp.	41,323	1,203,739
The Southern Co.	26,659	1,764,026
		8,665,920
Multi-Utilities – 0.4%
Dominion Energy, Inc.	21,333	1,704,507
TOTAL UTILITIES		10,370,427
TOTAL COMMON STOCKS (Cost $353,322,727)		431,710,868
Money Market Funds – 0.9%

Fidelity Cash Central Fund, 0.04% (c)	1,659,390	1,659,722
Fidelity Securities Lending Cash Central Fund, 0.04% (c)(d)	2,448,305	2,448,550
TOTAL MONEY MARKET FUNDS (Cost $4,108,272)		4,108,272
TOTAL INVESTMENT IN SECURITIES – 100.3% (Cost $357,430,999)		435,819,140
NET OTHER ASSETS (LIABILITIES) (e) – (0.3%)		(1,493,670)
NET ASSETS – 100.0%		$ 434,325,470

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $132,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts (United States)	12	June 2021	$2,504,640	$34,567	$34,567
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 532
Fidelity Securities Lending Cash Central Fund	1,806
Total	$2,338
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more
Quarterly Report	4

third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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7	Quarterly Report